Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

		Accumulated	Net Book
December 31, 2022	Cost	Depreciation	Value
Land and buildings	$8,455	$2,107	$6,348
Computer equipment and software	8,756	6,740	2,016
Furniture and fixtures	7,283	5,606	1,677
Machinery and equipment	115,235	66,272	48,963
Leasehold improvements	13,874	10,237	3,637
	$153,603	$90,962	$62,641

		Accumulated	Net Book
December 31, 2021	Cost	Depreciation	Value
Land and buildings	$8,843	$1,883	$6,960
Computer equipment and software	7,965	6,054	1,911
Furniture and fixtures	6,223	5,149	1,074
Machinery and equipment	113,479	62,320	51,159
Leasehold improvements	13,502	10,186	3,316
	$150,012	$85,592	$64,420
Total depreciation expense for the year ended December 31, 2022 was $10,712 (year ended December 31, 2021 - $12,437). The amount of depreciation expense included in cost of revenue for the year ended December 31, 2022 was $7,384 (year ended December 31, 2021 - $8,645